Cover Cover	Feb. 05, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 05, 2025
Entity Registrant Name	Alpha and Omega Semiconductor Limited
Entity Incorporation, State or Country Code	D0
Entity File Number	001-34717
Entity Tax Identification Number	77-0553536
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 11
Entity Address, Country	BM
City Area Code	408
Local Phone Number	830-9742
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	AOSL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001387467
Amendment Flag	false